Net Income - Other Income and Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Analysis of income and expense [abstract]
Gain (loss) on disposal of property, plant and equipment	$ 0	$ 0	$ (5)	$ (3)
Impairment loss on right-of-use assets	0		0	(420)
Impairment loss on property, plant and equipment	(299)	(10)	0	0
Gain on disposal of investment properties, net	0	0	1	0
Reversal of impairment loss (impairment loss) on investment properties	(336)	(10)	107	83
Impairment loss	0	0	(9)	(29)
Other income and expenses	$ (635)	$ (20)	$ 93	$ (369)